Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable
Summary of Account receivable

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	515,334	502,177	72,809
Less: allowance for doubtful accounts	(4,651)	(7,131)	(1,034)
Accounts receivable, net	510,683	495,046	71,775

Summary of the movement in the allowance for doubtful accounts

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at beginning of year	(25)	(4,651)	(674)
Additions	(4,757)	(4,243)	(615)
Written off	131	1,763	255
Balance at end of year	(4,651)	(7,131)	(1,034)